Shareholder's capital - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	$ 18,388	$ 10,508
Share options
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	658	1,325
Director deferred share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	1,127	949
Employee share purchase
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	639	897
Performance and restricted share units
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
Total share-based compensation	$ 15,964	$ 7,337